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[AIM LOGO APPEARS HERE]
--Registered Trademark--
P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   June 5, 2000

   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:     AIM Funds Group
           CIK No. 000019034

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certified on behalf of AIM Funds Group (the "Fund") that the form of Prospectuses, each dated June 1, 2000, relating to AIM Balanced Fund, AIM Global Utilities Fund, AIM Select Growth Fund and AIM Value Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 79 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 79 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on May 23, 2000.

   Please send copies of all correspondence with respect to the certificate to the undersigned, or contact me at (713)214-1604.

   Very truly yours,

   /s/ SAMUEL D. SIRKO

   Samuel D. Sirko
   Vice President,
   Assistant General Counsel
   and Assistant Secretary

A Member of the AMVESCAP Group